Taxation - Changes in Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Balance at beginning of the year	¥ 22,909	¥ 22,301	¥ 19,249
Provision	10,414	608	3,052
Balance at end of the year	¥ 33,323	¥ 22,909	¥ 22,301